As filed with the Securities and Exchange Commission on February 26, 2020

                                                            File Nos.   33-18647
                                                                       811-05398

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.

                       Post-Effective Amendment No. 80 X

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 81 X

                  ____________________________________________

                     AB VARIABLE PRODUCTS SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

              Registrant's Telephone Number, including Area Code:

                                 (800) 221-5672
        _______________________________________________________________

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York l0105

                    (Name and address of agent for service)
                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                                901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

      Approximate Date of Proposed Public Offering:

      It is proposed that this filing will become effective (check appropriate box)

      [_]   Immediately upon filing pursuant to paragraph (b)
      [X]   On March 27, 2020 pursuant to paragraph (b)
      [_]   60 days after filing pursuant to paragraph (a)
      [_]   On (date) pursuant to paragraph (a)
      [_]   75 days after filing pursuant to paragraph (a)(2)
      [_]   On (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

      [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




This Post-Effective Amendment No. 80 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 81 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the "Registration Statement") of AB Variable Products Series Fund, Inc. (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 27, 2020, the effectiveness of Registrant's Post-Effective Amendment No. 79 relating solely to the Class A and Class B shares of AB Growth and Income Portfolio, filed on December 30, 2019, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 80 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 79 to the Registrant's Registration Statement.

                                   SIGNATURES
                                   ----------

            Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 26th day of February, 2020.


                                    AB VARIABLE PRODUCTS SERIES FUND, INC.


                                    By:     /s/ Robert M. Keith
                                            -------------------
                                                Robert M. Keith
                                                President


            Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      SIGNATURE                          TITLE                DATE
      ---------                          -----                ----

1.    Principal Executive Officer

      /s/ Robert M. Keith          President and Chief        February 26, 2020
      -------------------          Executive Officer
          Robert M. Keith

2.    Principal Financial and
      Accounting Officer

      /s/ Joseph J. Mantineo       Treasurer and              February 26, 2020
      ----------------------       Chief Financial
          Joseph J. Mantineo       Officer


3.    All of the Directors:
      ---------------------

      Jorge A. Bermudez*
      Michael Downey*
      Nancy P. Jacklin*
      Robert M. Keith*
      Carol C. McMullen*
      Garry L. Moody*
      Marshall C. Turner, Jr.*
      Earl D. Weiner*

      *By: /s/ Stephen J. Laffey                              February 26, 2020
           ---------------------
               Stephen J. Laffey
              (Attorney-in-fact)